Schedule of prepaid expenses and other current assets (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Prepaid Expenses And Other Current Assets
Value Added Tax (VAT)	€ 685,630	€ 698,735	€ 1,170,634
Research and development tax credit	600,000	749,676	833,000
Advances payments to suppliers	16,373	35,991	34,108
Other current assets	337,438	210,830	64,664
Other prepaids	190,921	117,994	378,148
Total	€ 1,830,362	€ 1,813,226	€ 2,480,554